Stradley Ronon Stevens & Young, LLP
2000 K Street, NW, Suite 700
Washington, DC 20006
Telephone 202.822.9611
Fax 202.822.0140
www.stradley.com
Christopher J. Zimmerman
202.419.8402
czimmerman@stradley.com

August 17, 2023
VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re: The Commerce Funds (“Registrant”)
File Nos. 33-80966 and 811-8598
Rule 485(a) filing

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, submitted herewith under the EDGAR system, is Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A (the “Amendment”) relating to The MidCap Value Fund (the “Fund”), a new series of the Registrant, which is being filed under Rule 485(a)(2) under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940.
The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the Commission staff on the Amendment; (ii) updating certain information contained in the prospectus and statement of additional information; and (iii) adding new exhibits to the Registration Statement.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,
/s/ Christopher J. Zimmerman
Christopher J. Zimmerman, Partner